Consolidated statement of profit or loss and other comprehensive income - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Consolidated statements of profit or loss and other comprehensive income
Revenue	R$ 807,577	R$ 756,715	R$ 612,324
Cost of services	(477,035)	(467,803)	(431,419)
Gross profit	330,542	288,912	180,905
Operating expenses
Sales and marketing expenses	(109,793)	(119,436)	(80,367)
General and administrative expenses	(128,823)	(147,458)	(154,999)
Research and development expenses	(52,784)	(64,072)	(46,308)
Allowance for expected credit losses	(49,247)	(7,789)	(6,303)
Goodwill impairment	0	(136,723)	0
Other income and expenses, net	(606)	(102,424)	60,572
Operating loss	(10,711)	(288,990)	(46,500)
Financial Income (Expenses)
Finance expenses	(72,641)	(77,245)	(51,767)
Finance income	28,589	33,423	32,798
Financial expenses, Net	(44,052)	(43,822)	(18,969)
Loss before taxes	(54,763)	(332,812)	(65,469)
Income Tax and Social Contribution
Deferred income tax and social contribution	202	91,249	23,313
Current income tax and social contribution	(6,210)	(1,462)	(2,490)
Total Income Tax and Social Contribution	(6,008)	89,787	20,823
Loss of the year	(60,771)	(243,025)	(44,646)
Gain (Loss) attributable to:
Owners of the Company	(61,004)	(243,029)	(44,646)
Non-controlling interests	R$ 233	R$ 4	R$ 0
Loss per share (expressed in Reais per share)
Basic	R$ (1.456)	R$ (5.843)	R$ (1.369)
Diluted	R$ (1.456)	R$ (5.843)	R$ (1.369)
Items that are or may be reclassified subsequently to profit or loss
Cumulative translation adjustments from operations in foreign currency	R$ (6,356)	R$ (25,153)	R$ 35,530
Total comprehensive loss for the year	(67,127)	(268,178)	(9,116)
Total comprehensive gain (loss) attributable to:
Owners of the Company	(67,360)	(268,182)	(9,116)
Non-controlling interests	R$ 233	R$ 4	R$ 0